Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 169,131,121	$ 231,427,138	$ 10,718,669
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	11,469,108	111,138,272
Recurring fair value measurement [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		111,138,272	171,849
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	53,549,989
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		53,549,989
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	11,469,108	57,588,282
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		57,588,282	171,849
Recurring fair value measurement [member] | Restricted Share Units [Member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities			171,849
Recurring fair value measurement [member] | Restricted Share Units [Member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities			$ 171,849
Recurring fair value measurement [member] | Conversion feature of convertible debt [Member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	11,469,108	29,028,938
Recurring fair value measurement [member] | Conversion feature of convertible debt [Member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		29,028,938
Recurring fair value measurement [member] | Conversion feature of convertible debt [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement [member] | Conversion feature of convertible debt [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 11,469,108	29,028,938
Recurring fair value measurement [member] | Conversion feature of convertible debt [Member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		29,028,938
Recurring fair value measurement [member] | Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		82,109,334
Recurring fair value measurement [member] | Warrants [Member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		82,109,334
Recurring fair value measurement [member] | Warrants [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		53,549,989
Recurring fair value measurement [member] | Warrants [Member] | Level 1 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		53,549,989
Recurring fair value measurement [member] | Warrants [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		28,559,344
Recurring fair value measurement [member] | Warrants [Member] | Level 2 of fair value hierarchy [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		$ 28,559,344